Fees Summary	May 15, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	30,620.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 30,620.00
Narrative - Max Aggregate Offering Price	$ 200,000,000.00
Narrative - Max Aggregate Offering Amount | shares	200,000,000
Final Prospectus	true